Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
Note 17 - Related Party Transactions
2Predict, Inc.
Prior to April 2021, the Company received services from 2Predict, a firm where a Volta officer is Co-Founder and CEO, and recognized expenses of $0.6 million for both years ended December 31, 2021 and 2020, respectively, in selling, general and administrative in the consolidated statements of operations and comprehensive loss. As of December 31, 2020, the Company maintained a balance of $0.1 million in accounts payable - due to related party for the consulting services received. As of December 31, 2021 the Company had no balance in accounts payable - due to related party for consulting services received as 2Predict, is no longer a related party as certain of its assets were acquired by the Company in April 2021 (see Note 4 - Acquisitions).
Related party loans
Legacy Volta issued a total of $30.2 million in convertible notes for the year ended December 31, 2020, of which $9.8 million was issued to Activate Capital Partners, LP, an entity where a former Volta Board member is the partner and Co-Founder, Virgo Hermes, LLC, an entity where a Volta Board member was a partner, Energize Ventures, LLC, where a Volta Board member is the Managing Partner, former Volta CFO Debra Crow, and Bauer Family Investments, a Volta investor and an affiliate of Volta's President. During the year ended December 31, 2021, the Company did not issue additional convertible notes. As of December 31, 2020, the total $9.8 million convertible notes issued to related parties had been converted into 2,721,956 shares of Series D-1 Preferred Stock at a conversion price of $3.77 per share for total proceeds of $10.3 million. The Series D-1 Preferred Stock shares were issued, collectively, to Activate Capital Partners, LP, Virgo Hermes, LLC, and Energize Ventures, LLC, the former Volta CFO, Debra Crow, and Bauer Family Investments. At Closing, the outstanding shares of 2,721,956 Legacy Volta Series D-1 Preferred Stock were converted into shares of Legacy Volta Class B common stock, which were then converted into 3,303,094 shares of Class A common stock of the Company through a cashless exercise, as determined by the share conversion ratio (see Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Legacy Volta issued 9,374,786 shares of Legacy Volta Series D Preferred Stock during the year ended December 31, 2020, which upon the Closing were converted into 11,376,303 Class A common stock through a cashless exercise. Of the 9,374,786 shares of Legacy Volta Series D Preferred Stock, 169,485 shares were issued to 19 York Ventures, which is an entity founded by a Volta Board member, and to the current Chair of the Audit Committee, at $7.38 per share for total proceeds of $1.3 million. The 169,485 shares of Legacy Volta Series D Preferred Stock were converted into 205,670 Class A common stock of the Company in connection with the Reverse Recapitalization. During the year ended December 31, 2021, the Company issued 3,891,256 shares of Legacy Volta Series D Preferred Stock which upon the Closing, were converted into shares of Legacy Volta Class B common stock, which were then converted into 4,722,039 shares of Class A common stock of the Company through a cashless exercise. Of the 3,891,256 shares of Legacy Volta Series D Preferred Stock, 2,032,271 shares were issued to 19 York Ventures and Energize Ventures, LLC at $7.38 per share for total proceeds of $15.0 million, which upon the Closing, were converted into shares of Legacy Volta Class B common stock, which were then converted into 2,466,161 shares of the Company's Class A common stock (see Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Common stock warrants
During the year ended December 31, 2020, in connection with Legacy Volta's Series D issuance (see Note 11 - Warrants), the Company issued 531,679 Legacy Volta Class B common stock warrants for total value of $0.7 million, which upon the date of the Closing, were converted into 645,192 shares of the Company's Class A common stock of the Company through a conversion to Energize Ventures, LLC, and to Activate Capital Partners, LP for the consulting services provided during the fundraising, respectively (see Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Promissory notes
All of the principal related to partial recourse promissory notes issued by the Company as of December 31, 2020 was used to exercise options for 9,271,877 shares of the Company's stock which upon the Closing were converted to 11,251,423 Class A common stock of the Company through a cashless exercise. The aggregate principal amount of promissory notes includes $0.7 million for taxes relating to 83(b) elections paid on the employees’ behalf and was recognized as notes receivable - employee on the consolidated balance sheet as of December 31, 2020. As part of the Reverse Recapitalization, all promissory notes with employees were required to be settled.
During the year ended December 31, 2021, the Company entered into promissory note agreements with certain executives where the Company loaned $8.6 million at an interest rate of 3.25%.
The promissory notes with current employees were required to be settled upon the Closing. The notes associated with three former employees were not required to be settled upon the Reverse Recapitalization, however one of the notes have been settled while the other two remain outstanding as of December 31, 2021. (see Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Secondary Sales
During the year ended December 31, 2020, the CEO and the President of the Company transferred and sold fully vested 855,688 shares of Legacy Volta Class B Common Stock to 19York Ventures and EV Volta SPV, LLC, each an entity where a Volta Board member is a managing partner, at a price of $7.01 per share. The Company recognized $3.4 million for the difference between the purchase price and the fair value of $3.06 per share as of December 31, 2020 for the shares sold and transferred in selling, general and administrative in the consolidated statements of operations and comprehensive loss. The Company also recognized $0.4 million for the portion of the partial recourse promissory note issued in December 2016 corresponding to the sold shares in notes receivable - employee on the consolidated balance sheets.
Legacy Volta Class B common stock
During the year ended December 31, 2021, prior to the Reverse Recapitalization, Activate Capital Partners, LP exercised its Legacy Volta Class B common stock Warrants for 182,025 shares of Class A common stock at an exercise price of $0.01 per share for a total immaterial amount. Subsequent to the Reverse Recapitalization, Activate Capital Partners, LP, exercised 188,638 shares of Class A common stock warrants which were converted through a cashless exercise (see Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Note 16 - Related Party Transactions
2Predict, Inc.
Prior to April 2021, the Company received consulting services from 2Predict, a firm where a Volta officer was Co-Founder and CEO, and recognized expenses of $0.3 million for the three months ended March 31, 2021, respectively, in selling, general and administrative in the condensed consolidated statements of operations and comprehensive loss. As of March 31, 2022 and December 31, 2021, the Company had no balance in accounts payable - due to related party for the consulting services received. As 2Predict, Inc. was acquired in April 2021 it is no longer a related party (see Note 4 - Acquisitions).
Legacy Volta Series D preferred stock
Legacy Volta issued 3,891,256 shares of Legacy Volta Series D preferred stock during the year ended December 31, 2021, which at Closing, were converted into 4,722,039 Class A common stock of the Company. Of the 3,891,256 shares of Legacy Volta Series D preferred stock, 2,032,271 shares were to 19York Ventures, which is an entity founded by a Volta Board member, Activate Capital Partners, LP and Energize Ventures, LLC at $7.38 per share for total proceeds of $15.0 million. The 2,032,271 shares of Legacy Volta Series D preferred stock were converted into 2,466,161 Class A common stock of the Company.
Promissory notes
As of March 31, 2021, the Company had outstanding promissory note agreements with certain executives where the Company loaned $18.5 million at varying interest rates. The promissory notes with employees were required to be settled upon the Closing. The notes associated with three former employees were not required to be settled upon the change of control and going public. However, one of the notes has been settled while the notes with the other two former employees remain outstanding as of March 31, 2022 (see Note 11 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Legacy Volta Class B common stock
During the three months ended March 31, 2021 the Company issued 5,700,000 shares of restricted stock awards of Legacy Volta Class B common stock, which upon the Closing, were converted into 6,916,950 Class A common stock of the Company to the CEO and former President. The awards were fully vested upon issuance.
During the year ended December 31, 2021, prior to the Reverse Recapitalization, Activate Capital Partners, LP exercised its Legacy Volta Class B common stock warrants, which upon the Closing, were converted into warrants for 182,025 shares of Class A common stock, at an exercise price of $0.01 per share for a total amount of $1.5 thousand. Subsequent to the Reverse Recapitalization Activate Capital Partners, LP, exercised its warrant for 188,638 shares of Class A common stock warrants, which were issued through a cashless exercise (see Note 11 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).